Goodwill and Other Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Goodwill
Changes to the carrying amount of goodwill by reporting unit for the years ended December 31, 2018 and 2017 are provided in the following table.

(Dollars in thousands)	IBERIABANK	Mortgage	LTC	Total
Balance, December 31, 2016	$698,513	$23,178	$5,165	$726,856
Goodwill acquired and adjustments during the year	462,046	—	—	462,046
Balance, December 31, 2017	$1,160,559	$23,178	$5,165	$1,188,902
Goodwill acquired and adjustments during the year	43,251	—	3,380	46,631
Balance, December 31, 2018	$1,203,810	$23,178	$8,545	$1,235,533

Schedule of Definite-Lived Intangible Assets

	2018			2017
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangible assets	$136,183	$(63,213)	$72,970	$127,957	$(51,971)	$75,986
Customer relationship intangible asset	1,385	(1,323)	62	1,143	(996)	147
Non-compete agreement	206	(72)	134	63	(39)	24
Total	$137,774	$(64,608)	$73,166	$129,163	$(53,006)	$76,157

The related amortization expense of intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the years ended December 31:
2016	$8,415
2017	12,590
2018	21,678

Schedule of Amortization Expense of Intangible Assets

(Dollars in thousands)
Estimated amortization expense for the years ended December 31:
2019	$18,363
2020	14,500
2021	10,208
2022	7,711
2023	6,410
2024 and thereafter	15,974